Fair values of financial instruments carried at fair value (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets

Financial instruments carried at fair value and bases of valuation
	2017				2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	181,168	101,775	5,052	287,995	133,744	94,892	6,489	235,125
Financial assets designated at fair value	24,622	3,382	1,460	29,464	19,882	4,144	730	24,756
Derivatives	1,017	216,357	2,444	219,818	1,076	287,044	2,752	290,872
Financial investments: available for sale	227,943	104,692	3,432	336,067	274,655	111,743	3,476	389,874
Liabilities
Trading liabilities	62,710	117,451	4,200	184,361	45,171	104,938	3,582	153,691
Financial liabilities designated at fair value	4,164	90,265	—	94,429	4,248	82,547	37	86,832
Derivatives	1,635	213,242	1,944	216,821	1,554	275,965	2,300	279,819

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Available for sale	Held for trading	Designated at fair value	Derivatives	Held for trading	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2017
Transfers from Level 1 to Level 2	2,231	1,507	—	—	35	—	—
Transfers from Level 2 to Level 1	11,173	1,384	—	—	683	—	—

At 31 Dec 2016
Transfers from Level 1 to Level 2	162	1,614	122	465	2,699	—	209
Transfers from Level 2 to Level 1	1,314	—	—	—	341	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Available for sale	Held for trading	Designated at fair value	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	2,012	38	1,458	—	3,508	20	—	—	20
Asset-backed securities	1,300	1,277	—	—	2,577	—	—	—	—
Loans held for securitisation	—	24	—	—	24	—	—	—	—
Structured notes	—	3	—	—	3	4,180	—	—	4,180
Derivatives with monolines	—	—	—	113	113	—	—	—	—
Other derivatives	—	—	—	2,331	2,331	—	—	1,944	1,944
Other portfolios	120	3,710	2	—	3,832	—	—	—	—
At 31 Dec 2017	3,432	5,052	1,460	2,444	12,388	4,200	—	1,944	6,144

Private equity including strategic investments	2,435	49	712	—	3,196	25	—	—	25
Asset-backed securities	761	789	—	—	1,550	—	—	—	—
Loans held for securitisation	—	28	—	—	28	—	—	—	—
Structured notes	—	2	—	—	2	3,557	—	—	3,557
Derivatives with monolines	—	—	—	175	175	—	—	—	—
Other derivatives	—	—	—	2,577	2,577	—	—	2,300	2,300
Other portfolios	280	5,621	18	—	5,919	—	37	—	37
At 31 Dec 2016	3,476	6,489	730	2,752	13,447	3,582	37	2,300	5,919

Movement in Level 3 financial instruments
		Assets				Liabilities
		Available for sale	Held for trading	Designated at fair value	Derivatives	Held for trading	Designated at fair value	Derivatives
	Footnote	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2017		3,476	6,489	730	2,752	3,582	37	2,300
Total gains/(losses) recognised in profit or loss		351	(188)	(107)	152	154	(5)	400
– trading income/(expense) excluding net interest income		—	(188)	—	152	154	—	400
– net income/(expense) from other financial instruments designated at fair value		—	—	(107)	—	—	(5)	—
– gains less losses from financial investments		313	—	—	—	—	—	—
– loan impairment charges and other credit risk provisions (‘LICs’)		38	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	71	106	7	188	169	1	120
– available-for-sale investments: fair value gains/(losses)		(30)	—	—	—	—	—	—
– cash flow hedges: fair value gains/(losses)		—	(1)	3	(23)	—	—	(35)
– exchange differences		101	107	4	211	169	1	155
Purchases		200	1,503	1,127	2	5	—	23
New issuances		—	—	—	1	1,915	—	—
Sales		(939)	(3,221)	(130)	(8)	(12)	—	(12)
Settlements		(69)	(331)	(166)	(60)	(998)	—	(123)
Transfers out		(565)	(149)	(3)	(885)	(678)	(33)	(1,030)
Transfers in		907	843	2	302	63	—	266
At 31 Dec 2017		3,432	5,052	1,460	2,444	4,200	—	1,944
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2016		16	(110)	(146)	218	(117)	—	(397)
– trading income/(expense) excluding net interest income		—	(110)	—	218	(117)	—	(397)
– net income/(expense) from other financial instruments designated at fair value		—	—	(146)	—	—	—	—
– loan impairment charges and other credit risk provisions		16	—	—	—	—	—	—

At 1 Jan 2016		4,727	6,856	474	2,262	4,285	3	1,210
Total gains/(losses) recognised in profit or loss		178	31	25	1,107	337	(1)	1,428
– trading income/(expense) excluding net interest income		—	31	—	1,107	337	—	1,428
– net income from other financial instruments designated at fair value		—	—	25	—	—	(1)	—
– gains less losses from financial investments		91	—	—	—	—	—	—
– loan impairment charges and other credit risk provisions (‘LICs’)		87	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	(162)	(610)	(8)	(335)	(130)	(1)	(240)
– available-for-sale investments: fair value gains/(losses)		123	—	—	—	—	—	—
– cash flow hedges: fair value gains/(losses)		—	—	—	—	—	—	12
– exchange differences		(285)	(610)	(8)	(335)	(130)	(1)	(252)
Purchases		350	823	359	—	20	6	—
New issuances		—	—	—	—	1,882	—	—
Sales		(1,212)	(1,760)	(7)	—	(40)	(2)	—
Settlements		(177)	(311)	(113)	(107)	(1,907)	—	(239)
Transfers out		(947)	(199)	(2)	(187)	(920)	—	(229)
Transfers in		719	1,659	2	12	55	32	370
At 31 Dec 2016		3,476	6,489	730	2,752	3,582	37	2,300
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2015		87	(170)	21	364	(143)	1	(335)
– trading income/(expense) excluding net interest income		—	(170)	—	364	(143)	—	(335)
– net income from other financial instruments designated at fair value		—	—	21	—	—	1	—
– loan impairment charges and other credit risk provisions		87	—	—	—	—	—	—

1	Included in ‘Available-for-sale investments: fair value gains/(losses)’ and ‘Exchange differences’ in the consolidated statement of comprehensive income.

Basis of valuing HSBC Holdings’ financial assets and liabilities measured at fair value
	2017	2016
	$m	$m
Valuation technique using observable inputs: Level 2
Assets at 31 Dec
– derivatives	2,388	2,148
– financial investments in HSBC undertakings	4,264	3,590
– loans and advances to HSBC undertakings designated at fair value	11,944	—
Liabilities at 31 Dec
– designated at fair value	30,890	30,113
– derivatives	3,082	5,025

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2017
Assets
Loans and advances to banks	90,393	—	87,384	3,007	90,391
Loans and advances to customers	962,964	—	20,029	944,176	964,205
Reverse repurchase agreements – non-trading	201,553	—	200,012	1,526	201,538
Financial investments – debt securities	52,919	1,363	52,707	17	54,087
Liabilities
Deposits by banks	69,922	—	69,862	30	69,892
Customer accounts	1,364,462	—	1,353,017	11,608	1,364,625
Repurchase agreements – non-trading	130,002	1	129,995	—	129,996
Debt securities in issue	64,546	—	65,138	—	65,138
Subordinated liabilities	19,826	—	23,740	355	24,095

At 31 Dec 2016
Assets
Loans and advances to banks	88,126	—	85,568	2,572	88,140
Loans and advances to customers	861,504	—	15,670	845,894	861,564
Reverse repurchase agreements – non-trading	160,974	—	159,504	1,527	161,031
Financial investments – debt securities	46,923	1,190	46,014	19	47,223
Liabilities
Deposits by banks	59,939	—	59,883	42	59,925
Customer accounts	1,272,386	—	1,262,540	10,136	1,272,676
Repurchase agreements – non-trading	88,958	—	88,939	—	88,939
Debt securities in issue	65,915	—	66,386	—	66,386
Subordinated liabilities	20,984	—	23,264	292	23,556

Carrying amount and fair value of loans and advances to customers by industry sector
	Carrying amount			Fair value
	Not Impaired	Impaired	Total	Not Impaired	Impaired	Total
	$m	$m	$m	$m	$m	$m
Loans and advances to customers
– personal	370,842	3,920	374,762	371,131	3,257	374,388
– corporate and commercial	510,784	5,970	516,754	512,597	5,769	518,366
– financial	71,377	71	71,448	71,351	100	71,451
At 31 Dec 2017	953,003	9,961	962,964	955,079	9,126	964,205
Loans and advances to customers
– personal	332,574	5,252	337,826	330,167	4,597	334,764
– corporate and commercial	453,151	7,058	460,209	456,816	6,393	463,209
– financial	63,316	153	63,469	63,411	180	63,591
At 31 Dec 2016	849,041	12,463	861,504	850,394	11,170	861,564

Fair values of HSBC Holdings’ financial instruments not carried at fair value on the balance sheet
	2017		2016
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Assets at 31 Dec
Loans and advances to HSBC undertakings	76,627	78,534	77,421	79,985
Liabilities at 31 Dec
Amounts owed to HSBC undertakings	2,571	2,571	2,157	2,156
Debt securities in issue	34,258	36,611	21,805	23,147
Subordinated liabilities	15,877	19,596	15,189	17,715

1	Fair values were determined using valuation techniques with observable inputs (Level 2).

Disclosure of fair value measurement of liabilities

Financial instruments carried at fair value and bases of valuation
	2017				2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	181,168	101,775	5,052	287,995	133,744	94,892	6,489	235,125
Financial assets designated at fair value	24,622	3,382	1,460	29,464	19,882	4,144	730	24,756
Derivatives	1,017	216,357	2,444	219,818	1,076	287,044	2,752	290,872
Financial investments: available for sale	227,943	104,692	3,432	336,067	274,655	111,743	3,476	389,874
Liabilities
Trading liabilities	62,710	117,451	4,200	184,361	45,171	104,938	3,582	153,691
Financial liabilities designated at fair value	4,164	90,265	—	94,429	4,248	82,547	37	86,832
Derivatives	1,635	213,242	1,944	216,821	1,554	275,965	2,300	279,819

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Available for sale	Held for trading	Designated at fair value	Derivatives	Held for trading	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2017
Transfers from Level 1 to Level 2	2,231	1,507	—	—	35	—	—
Transfers from Level 2 to Level 1	11,173	1,384	—	—	683	—	—

At 31 Dec 2016
Transfers from Level 1 to Level 2	162	1,614	122	465	2,699	—	209
Transfers from Level 2 to Level 1	1,314	—	—	—	341	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Available for sale	Held for trading	Designated at fair value	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	2,012	38	1,458	—	3,508	20	—	—	20
Asset-backed securities	1,300	1,277	—	—	2,577	—	—	—	—
Loans held for securitisation	—	24	—	—	24	—	—	—	—
Structured notes	—	3	—	—	3	4,180	—	—	4,180
Derivatives with monolines	—	—	—	113	113	—	—	—	—
Other derivatives	—	—	—	2,331	2,331	—	—	1,944	1,944
Other portfolios	120	3,710	2	—	3,832	—	—	—	—
At 31 Dec 2017	3,432	5,052	1,460	2,444	12,388	4,200	—	1,944	6,144

Private equity including strategic investments	2,435	49	712	—	3,196	25	—	—	25
Asset-backed securities	761	789	—	—	1,550	—	—	—	—
Loans held for securitisation	—	28	—	—	28	—	—	—	—
Structured notes	—	2	—	—	2	3,557	—	—	3,557
Derivatives with monolines	—	—	—	175	175	—	—	—	—
Other derivatives	—	—	—	2,577	2,577	—	—	2,300	2,300
Other portfolios	280	5,621	18	—	5,919	—	37	—	37
At 31 Dec 2016	3,476	6,489	730	2,752	13,447	3,582	37	2,300	5,919

Movement in Level 3 financial instruments
		Assets				Liabilities
		Available for sale	Held for trading	Designated at fair value	Derivatives	Held for trading	Designated at fair value	Derivatives
	Footnote	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2017		3,476	6,489	730	2,752	3,582	37	2,300
Total gains/(losses) recognised in profit or loss		351	(188)	(107)	152	154	(5)	400
– trading income/(expense) excluding net interest income		—	(188)	—	152	154	—	400
– net income/(expense) from other financial instruments designated at fair value		—	—	(107)	—	—	(5)	—
– gains less losses from financial investments		313	—	—	—	—	—	—
– loan impairment charges and other credit risk provisions (‘LICs’)		38	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	71	106	7	188	169	1	120
– available-for-sale investments: fair value gains/(losses)		(30)	—	—	—	—	—	—
– cash flow hedges: fair value gains/(losses)		—	(1)	3	(23)	—	—	(35)
– exchange differences		101	107	4	211	169	1	155
Purchases		200	1,503	1,127	2	5	—	23
New issuances		—	—	—	1	1,915	—	—
Sales		(939)	(3,221)	(130)	(8)	(12)	—	(12)
Settlements		(69)	(331)	(166)	(60)	(998)	—	(123)
Transfers out		(565)	(149)	(3)	(885)	(678)	(33)	(1,030)
Transfers in		907	843	2	302	63	—	266
At 31 Dec 2017		3,432	5,052	1,460	2,444	4,200	—	1,944
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2016		16	(110)	(146)	218	(117)	—	(397)
– trading income/(expense) excluding net interest income		—	(110)	—	218	(117)	—	(397)
– net income/(expense) from other financial instruments designated at fair value		—	—	(146)	—	—	—	—
– loan impairment charges and other credit risk provisions		16	—	—	—	—	—	—

At 1 Jan 2016		4,727	6,856	474	2,262	4,285	3	1,210
Total gains/(losses) recognised in profit or loss		178	31	25	1,107	337	(1)	1,428
– trading income/(expense) excluding net interest income		—	31	—	1,107	337	—	1,428
– net income from other financial instruments designated at fair value		—	—	25	—	—	(1)	—
– gains less losses from financial investments		91	—	—	—	—	—	—
– loan impairment charges and other credit risk provisions (‘LICs’)		87	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	(162)	(610)	(8)	(335)	(130)	(1)	(240)
– available-for-sale investments: fair value gains/(losses)		123	—	—	—	—	—	—
– cash flow hedges: fair value gains/(losses)		—	—	—	—	—	—	12
– exchange differences		(285)	(610)	(8)	(335)	(130)	(1)	(252)
Purchases		350	823	359	—	20	6	—
New issuances		—	—	—	—	1,882	—	—
Sales		(1,212)	(1,760)	(7)	—	(40)	(2)	—
Settlements		(177)	(311)	(113)	(107)	(1,907)	—	(239)
Transfers out		(947)	(199)	(2)	(187)	(920)	—	(229)
Transfers in		719	1,659	2	12	55	32	370
At 31 Dec 2016		3,476	6,489	730	2,752	3,582	37	2,300
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2015		87	(170)	21	364	(143)	1	(335)
– trading income/(expense) excluding net interest income		—	(170)	—	364	(143)	—	(335)
– net income from other financial instruments designated at fair value		—	—	21	—	—	1	—
– loan impairment charges and other credit risk provisions		87	—	—	—	—	—	—

1	Included in ‘Available-for-sale investments: fair value gains/(losses)’ and ‘Exchange differences’ in the consolidated statement of comprehensive income.

Basis of valuing HSBC Holdings’ financial assets and liabilities measured at fair value
	2017	2016
	$m	$m
Valuation technique using observable inputs: Level 2
Assets at 31 Dec
– derivatives	2,388	2,148
– financial investments in HSBC undertakings	4,264	3,590
– loans and advances to HSBC undertakings designated at fair value	11,944	—
Liabilities at 31 Dec
– designated at fair value	30,890	30,113
– derivatives	3,082	5,025

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2017
Assets
Loans and advances to banks	90,393	—	87,384	3,007	90,391
Loans and advances to customers	962,964	—	20,029	944,176	964,205
Reverse repurchase agreements – non-trading	201,553	—	200,012	1,526	201,538
Financial investments – debt securities	52,919	1,363	52,707	17	54,087
Liabilities
Deposits by banks	69,922	—	69,862	30	69,892
Customer accounts	1,364,462	—	1,353,017	11,608	1,364,625
Repurchase agreements – non-trading	130,002	1	129,995	—	129,996
Debt securities in issue	64,546	—	65,138	—	65,138
Subordinated liabilities	19,826	—	23,740	355	24,095

At 31 Dec 2016
Assets
Loans and advances to banks	88,126	—	85,568	2,572	88,140
Loans and advances to customers	861,504	—	15,670	845,894	861,564
Reverse repurchase agreements – non-trading	160,974	—	159,504	1,527	161,031
Financial investments – debt securities	46,923	1,190	46,014	19	47,223
Liabilities
Deposits by banks	59,939	—	59,883	42	59,925
Customer accounts	1,272,386	—	1,262,540	10,136	1,272,676
Repurchase agreements – non-trading	88,958	—	88,939	—	88,939
Debt securities in issue	65,915	—	66,386	—	66,386
Subordinated liabilities	20,984	—	23,264	292	23,556

Fair values of HSBC Holdings’ financial instruments not carried at fair value on the balance sheet
	2017		2016
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Assets at 31 Dec
Loans and advances to HSBC undertakings	76,627	78,534	77,421	79,985
Liabilities at 31 Dec
Amounts owed to HSBC undertakings	2,571	2,571	2,157	2,156
Debt securities in issue	34,258	36,611	21,805	23,147
Subordinated liabilities	15,877	19,596	15,189	17,715

1	Fair values were determined using valuation techniques with observable inputs (Level 2).

Disclosure of fair value adjustments on financial instruments

Global Banking & Markets (‘GB&M’) and Corporate Centre fair value adjustments
	2017		2016
	GB&M	Corporate Centre	GB&M	Corporate Centre
	$m	$m	$m	$m
Type of adjustment
Risk-related	1,078	79	1,131	5
– bid-offer	413	5	416	5
– uncertainty	91	8	87	—
– credit valuation adjustment (‘CVA’)	420	59	633	—
– debit valuation adjustment (‘DVA’)	(82)	—	(437)	—
– funding fair value adjustment (‘FFVA’)	233	7	429	—
– other	3	—	3	—
Model-related	92	13	14	1
– model limitation	92	6	14	1
– other	—	7	—	—
Inception profit (Day 1 P&L reserves) (Note 14)	106	—	99	—
At 31 Dec	1,276	92	1,244	6

Disclosure of the effect of changes in significant unobservable assumptions to reasonably possible alternatives

Sensitivity of Level 3 fair values to reasonably possible alternative assumptions
		2017				2016
		Reflected in profit or loss		Reflected in OCI		Reflected in profit or loss		Reflected in OCI
		Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes
	Footnote	$m	$m	$m	$m	$m	$m	$m	$m
Derivatives, trading assets and trading liabilities	1	372	(253)	—	—	238	(177)	—	—
Financial assets and liabilities designated at fair value		89	(74)	—	—	48	(38)	—	—
Financial investments: available for sale		53	(30)	128	(149)	72	(36)	170	(149)
At 31 Dec		514	(357)	128	(149)	358	(251)	170	(149)

1	Derivatives, trading assets and trading liabilities are presented as one category to reflect the manner in which these instruments are risk managed.

Sensitivity of Level 3 fair values to reasonably possible alternative assumptions by instrument type
	2017				2016
	Reflected in profit or loss		Reflected in OCI		Reflected in profit or loss		Reflected in OCI
	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes
	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	142	(105)	117	(102)	112	(73)	121	(106)
Asset-backed securities	66	(39)	3	(39)	43	(15)	33	(27)
Loans held for securitisation	1	(1)	—	—	1	(1)	—	—
Structured notes	12	(9)	—	—	10	(7)	—	—
Derivatives with monolines	—	—	—	—	3	(3)	—	—
Other derivatives	249	(150)	—	—	141	(94)	—	—
Other portfolios	44	(53)	8	(8)	48	(58)	16	(16)
At 31 Dec	514	(357)	128	(149)	358	(251)	170	(149)

Disclosure of significant unobservable inputs used in fair value measurement of assets

Quantitative information about significant unobservable inputs in Level 3 valuations
		Fair value				2017				2016
		Assets	Liabilities	Valuation techniques	Key unobservable inputs	Full range of inputs		Core range of inputs[1]		Full range of inputs		Core range of inputs[1]
	Footnotes	$m	$m			Lower	Higher	Lower	Higher	Lower	Higher	Lower	Higher
Private equity including strategic investments		3,508	20	See page 255	See page 255	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Asset-backed securities	2	2,577
– CLO/CDO		520		Market proxy	Prepayment rate	2%	7%	2%	7%	2%	7%	2%	7%
				Market proxy	Bid quotes	0	101	6	53	0	101	42	94
– other ABSs		2,057		Market proxy	Bid quotes	0	103	34	98	0	96	57	90
Loans held for securitisation		24	—
Structured notes		3	4,180
– equity-linked notes		—	4,077	Model – Option model	Equity volatility	7%	47%	14%	30%	11%	96%	16%	36%
				Model – Option model	Equity correlation	33%	95%	45%	72%	33%	94%	46%	81%
– fund-linked notes		—	7	Model – Option model	Fund volatility	6%	15%	6%	15%	6%	11%	6%	11%
– FX-linked notes		—	76	Model – Option model	FX volatility	3%	20%	4%	13%	3%	29%	5%	18%
– other		3	20
Derivatives with monolines		113	—	Model – Discounted cash flow	Credit spread	0.4%	3%	1%	3%	2%	2%	2%	2%
Other derivatives		2,331	1,944
– Interest rate derivatives:
securitisation swaps		285	806	Model – Discounted cash flow	Prepayment rate	20%	90%	20%	90%	0%	90%	8%	27%
long-dated swaptions		1,244	66	Model – Option model	IR volatility	8%	41%	15%	31%	8%	101%	21%	39%
other		302	145
– FX derivatives:
FX options		86	83	Model – Option model	FX volatility	0.7%	50%	5%	11%	0.6%	25%	7%	12%
other		135	129
– Equity derivatives:
long-dated single stock options		158	359	Model – Option model	Equity volatility	7%	84%	15%	44%	11%	83%	16%	36%
other		96	329
– Credit derivatives:
other		25	27
Other portfolios		3,832	—
– structured certificates		3,014	—	Model – Discounted cash flow	Credit volatility	2%	4%	2%	4%	3%	4%	3%	4%
– EM corporate debt		85	—	Market proxy	Bid quotes	100	100	100	100	96	144	113	113
– other	3	733	—
At 31 Dec 2017		12,388	6,144

1	The core range of inputs is the estimated range within which 90% of the inputs fall.

2	Collateralised loan obligation/collateralised debt obligation.

3	‘Other’ includes a range of smaller asset holdings.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities

Quantitative information about significant unobservable inputs in Level 3 valuations
		Fair value				2017				2016
		Assets	Liabilities	Valuation techniques	Key unobservable inputs	Full range of inputs		Core range of inputs[1]		Full range of inputs		Core range of inputs[1]
	Footnotes	$m	$m			Lower	Higher	Lower	Higher	Lower	Higher	Lower	Higher
Private equity including strategic investments		3,508	20	See page 255	See page 255	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Asset-backed securities	2	2,577
– CLO/CDO		520		Market proxy	Prepayment rate	2%	7%	2%	7%	2%	7%	2%	7%
				Market proxy	Bid quotes	0	101	6	53	0	101	42	94
– other ABSs		2,057		Market proxy	Bid quotes	0	103	34	98	0	96	57	90
Loans held for securitisation		24	—
Structured notes		3	4,180
– equity-linked notes		—	4,077	Model – Option model	Equity volatility	7%	47%	14%	30%	11%	96%	16%	36%
				Model – Option model	Equity correlation	33%	95%	45%	72%	33%	94%	46%	81%
– fund-linked notes		—	7	Model – Option model	Fund volatility	6%	15%	6%	15%	6%	11%	6%	11%
– FX-linked notes		—	76	Model – Option model	FX volatility	3%	20%	4%	13%	3%	29%	5%	18%
– other		3	20
Derivatives with monolines		113	—	Model – Discounted cash flow	Credit spread	0.4%	3%	1%	3%	2%	2%	2%	2%
Other derivatives		2,331	1,944
– Interest rate derivatives:
securitisation swaps		285	806	Model – Discounted cash flow	Prepayment rate	20%	90%	20%	90%	0%	90%	8%	27%
long-dated swaptions		1,244	66	Model – Option model	IR volatility	8%	41%	15%	31%	8%	101%	21%	39%
other		302	145
– FX derivatives:
FX options		86	83	Model – Option model	FX volatility	0.7%	50%	5%	11%	0.6%	25%	7%	12%
other		135	129
– Equity derivatives:
long-dated single stock options		158	359	Model – Option model	Equity volatility	7%	84%	15%	44%	11%	83%	16%	36%
other		96	329
– Credit derivatives:
other		25	27
Other portfolios		3,832	—
– structured certificates		3,014	—	Model – Discounted cash flow	Credit volatility	2%	4%	2%	4%	3%	4%	3%	4%
– EM corporate debt		85	—	Market proxy	Bid quotes	100	100	100	100	96	144	113	113
– other	3	733	—
At 31 Dec 2017		12,388	6,144

1	The core range of inputs is the estimated range within which 90% of the inputs fall.

2	Collateralised loan obligation/collateralised debt obligation.

3	‘Other’ includes a range of smaller asset holdings.